SHORT-TERM INVESTMENT - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Wealth management products
Investment Weighted Average Return	2.04%	5.20%	3.40%